CONSOLIDATED BALANCE SHEETS	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Current Assets:
Cash	$ 18,046,872	$ 190,758
Term deposit	0	3,096,000
Accounts receivable	18,764,549	12,375,425
Inventory	784,251	1,116,613
Advances to suppliers, net	18,262,520	10,800,478
Other receivables		21,153,506
Prepayment for an acquisition of a subsidiary	17,746,979
Due from a related party	116,250
Prepaid expenses and other current assets	495,344	155,021
Total current assets	74,216,765	48,887,801
Property, plant and equipment, net	14,538,686	14,285,557
Prepayment for property, plant and equipment	4,224,229	3,781,844
Intangible assets, net	11,913	68,427
Land use right, net	511,177	574,587
Right of use lease assets, net	314,339	97,160
Long-term deposits	1,124,763	1,238,555
Deferred tax assets		29,209
Total Assets	94,941,872	68,963,140
Current Liabilities:
Short-term bank loans	3,711,253	1,238,400
Long-term bank loans, current	20,009	264,393
Accounts payable	7,487,319	1,776,626
Deferred revenue, current	96,542	111,301
Proceeds from private placement	18,000,000
Due to related parties		1,426,631
Taxes payable	589,315	243,413
Operating lease liabilities, current	32,899	36,720
Accrued expenses and other current liabilities	524,197	545,632
Total current liabilities	30,461,534	5,643,116
Long-term bank loans, non-current	421,733	22,033
Deferred revenue, non-current	207,352	489,439
Operating lease liabilities, non-current	15,484	32,351
Deferred tax liabilities	53,443	97,249
Total liabilities	31,159,546	6,284,188
Commitments and contingencies
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	524,723	315,808
Retained earnings	2,415,349	394,556
Accumulated other comprehensive (loss) income	(6,532,472)	122,564
Total shareholders' equity	63,782,326	62,678,952
Total Liabilities and Shareholders' Equity	94,941,872	68,963,140
Class A ordinary share
Shareholders' Equity:
Ordinary Shares	54,278,472	47,965,683
Class B ordinary share
Shareholders' Equity:
Ordinary Shares	$ 4,231,055	$ 5,015,142